[LETTERHEAD OF VAN KAMPEN FUNDS INC.]



February 20, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

          Re: Van Kampen Unit Trusts, Series 843 Amendment No. 2 to the Registration Statement on Form S-6 ("Amendment No. 2") File No. 333-156578

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 843, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 2 so that it may become effective as early as practicable on Friday, February 20, 2009.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 843

By:      Van Kampen Funds, Inc.



         By:      /s/ John F. Tierney
                  ------------------------------------------
                  John F. Tierney
                  Executive Director